Fair Value of Consideration Transferred - Agarigen, Inc (Detail) (Agarigen, Inc. [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 26, 2011
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 3,773
Cash [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	1,178
Common Stock [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	1,014
Stock Options And Warrants [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 1,581